Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

		At December 31,
	Note	2018	2019	2020
		(in thousands)
Current
Convertible debt	14.1	—	7,329	—
Venture debt	14.2	823	5,109	6,104
Interest-bearing receivables financing	14.3	10,295	4,068	14,228
Total current portion		$11,118	$16,506	$20,332
Non-current
Convertible debt	14.1	$19,723	$23,342	$26,074
Convertible debt embedded derivative	14.1	—	—	12,395
Venture debt	14.2	11,811	7,071	2,172
Total non-current portion		$31,534	$30,413	$40,641
As of December 31, 2020, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Convertible debt
On April 14, 2015, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C., one of the Company’s shareholders, regarding the issuance and sale of a convertible note in the principal amount of $12 million (the “2015 note”), which note was convertible into the Company’s shares, nominal value €0.02 per share, at a conversion rate of 540.5405 shares for each $1,000 principal amount of the 2015 note, subject to certain adjustments, which equated to an initial conversion price of $1.85 per share. On October 30, 2017, the convertible note was amended to extend the term from April 14, 2018 to April 14, 2019. On September 27, 2018, the convertible note was further amended to extend the term by two years to April 14, 2021, and to decrease the conversion price from $1.85 to $1.70 per share. In addition, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 shares at an exercise price of $1.70 per share. Such warrants are exercisable at any time and had an expiration date of April 14, 2021.
On April 27, 2016, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. and two other financial institutions (the “Holders”) regarding the issuance and sale of convertible notes in the aggregate principal amount of $7.16 million (the “2016 notes”), which are convertible into the Company’s shares. The initial conversion price of the 2016 notes was $2.7126 per share. On October 30, 2017, the convertible note agreement was amended to extend the term from April 27, 2019 to April 27, 2020. In addition, the conversion price was decreased from $2.71 to $2.25 per share.
On September 27, 2018, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $4.5 million (the "2018 notes") under which the convertible note matures in April 2021 and is subordinated to certain venture debt to be issued by the Company and is convertible, at the holder’s option, into the company’s shares at a conversion rate of $1.70 per share. On September 27, 2018, all of the convertible notes issued in 2015 and convertible notes with a principal amount of $6 million issued in 2016 were amended to allow the convertible notes to be subordinated to certain venture debt to be issued by the Company.
On October 26, 2018, the Company further amended the 2015 note, the 2016 note and the 2018 note with Nokomis to clarify the terms of the subordination of these convertible notes to the Company’s venture debt holder.
On May 7, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $3.0 million (the "2019-1 notes"). The convertible note matures in April 2021 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.21 per share.
On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million (the "2019-2 notes"). The convertible note matures in August 2022 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per share.
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C., to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per ordinary share.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 which has two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of April 2022, it will receive an extra year’s worth of PIK as a bonus so as to incentivize conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
The 2015, 2016, 2018 and 2019 notes (together, “the Notes”) are unsecured obligations of the Company. The Notes issued in 2015, 2016, 2018 and in May 2019 will mature on April 14, 2021, and the 2019-2 note will mature on August 16, 2022, except if the Company exercises its option to extend the term of the notes as provided in the March 20, 2020 amendments. The Company has considered that the options to extend the terms will be exercised and therefore, has included these in non-current liabilities on the statement of financial position. The Notes are not redeemable prior to maturity. The accreted principal amounts of the notes are convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including certain dilutive issuances, dividends, stock splits and other similar events. Interest accrues on the unconverted portion of the notes at the rate of 7% per year (unless the above options are exercised), and is paid in kind annually on the anniversaries of the issuance of the Notes. The notes also provide for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case results in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders shall elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the Notes or (b) to convert the Notes in their entirety.
The Notes contain customary ongoing covenants of the Company. In addition, the Notes provide that the Company will not grant a consensual security interest or pledge its personal property assets to a third-party lender (with certain limited exceptions) during the time that the notes are outstanding. Any amendment or waiver of the terms of the Notes requires the affirmative consent of the holders.

Before the amendments signed on March 20, 2020

The 2015 and 2016 notes were accounted for as compound financial instruments with two components:

•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which is the holder's call option whereby the Company can be required to issue a number of shares in exchange for notes, at a rate which may vary during the first twelve months after issuance of the 2015 note under certain contractual conditions and during the period beginning on April 28, 2016 and ending on May 12, 2016 for the 2016 notes, and at the fixed conversion rate for the 2018 note.

The initial fair value of the 2015 and 2016 notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 24.26% and 25.69% as the market rate of interest in order to value the liability components of the 2015 and 2016 notes on issuance, respectively.
Following the amendment signed in September 27, 2018, the fair value of the debt just prior to amendment was estimated in order to record a loss on extinguishment of $265,000 recorded as Convertible debt amendments in the Consolidated Statements of Operations. The amended debt was then recorded at its fair value assuming a market rate of interest, with the calculated value of the conversion option of $3,788,000 recorded in Other Capital Reserves in shareholders’ equity. In the amendment signed on September 27, 2018, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 shares at an exercise price of $1.70 per share. Such warrants are exercisable at any time and initially expired April 14, 2021 (these warrants were extended to April 2024 upon the signing of the March 20, 2020 note amendments). The calculated value of these warrants amounted to $749,000, of which $523,000 was recorded as a reduction of the amount of debt.
On October 30, 2018 and in connection with entering into the venture debt issuance agreement, the Company retired convertible notes issued on April 27, 2016 and due on April 27, 2020, with a principal amount of $1 million, by paying the principal and accrued interest due as of October 30, 2018 to the noteholder. The Company recognized $400,000 in financial expense related to the early retirement of this debt after the repayment.

The 2018 and 2019 notes were accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An equity component for the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the equity component of the 2018 notes on the issuance date of September 27, 2018 was calculated to be $1,366,000 and was recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 23.81% as the market rate of interest in order to value the liability component of the note.
The fair value of the equity component of the 2019-1 and 2019-2 notes on the issuance date of May 7, 2019 and August 16, 2019 were calculated to be $989,000 and $1,874,000, respectively and were recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 31.22% and 25.36% as the market rate of interest in order to value the liability component of the 2019-1 and 2019-2 notes, respectively.
All remaining convertible notes issued in 2015, 2016, 2018 and 2019 are held by one institutional investor, Nokomis Capital.
After the amendments signed on March 20, 2020
From an accounting perspective, the amendment of the convertible notes resulted in the extinguishment of the existing notes and issuance of five new notes, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis Capital and in certain cases a repricing to decrease the conversion price.
The change in the liability component before and after the amendment was recorded as financial gain for an amount of $1,399,000.
The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 26.3% as the market rate of interest in order to value the liability components.

The embedded derivatives of the notes were valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the notes was calculated to be $5,266,000 and recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date.

On December 7, 2020, Nokomis Capital converted the 2016 and the 2019-1 notes with a principal value of $9,000,000 plus accrued interest and conversion bonus of $3,352,482 into a total of 10,119,844 ordinary shares. The recalculated fair value of the embedded derivatives related to the two notes at the conversion date was $6,000,000. The difference between the capital increase, the liability component and the fair value of the embedded option has been recorded in Other Capital Reserves in shareholders’ equity for an amount of $4,534,000.
At December 31, 2020, the recalculated fair value of the remaining convertible debt embedded derivative was $12,395,000 and the change of the fair value of $13,129,000 for the year ended December 31, 2020 was recorded in the Consolidated Statement of Operations.

On November 29, 2019, the Company modified the ratio of shares per ADS from one share per ADS to four shares per ADS. Consequently, the conversion rate of the convertible notes into ADS was adjusted as follows:

Security	Contractual conversion rate/exercise price per share	Adjusted conversion rate/exercise price per ADS as of Nov 29, 2019
2015 notes, 2018 notes, warrants	$1.70	$6.80
2016 notes	$2.25	$9.00
2019-1 notes	$1.21	$4.84
2019-2 notes	$1.03	$4.12
Venture debt
On October 26, 2018, the Company entered into a bond issuance agreement with Harbert European Specialty Lending Company II S.a.r.l (the “Harbert”) whereby Harbert agreed to loan to the Company €12 million ($14.0 million using the exchange rate as of October 26, 2018), at a stated rate of interest of 9%, to be repaid monthly over 42 months (the “Bond”).The Company may redeem or repurchase the notes before the maturity date, subject to making certain contractual payments. The contract also requires the Company to pay an additional fee equal to 2.5% of the principal at the end of the term. The Bond is secured by various assets of the Company (See Note20), including intellectual property, and is senior to all the convertible notes. Also on October 26, 2018, the Company issued to Harbert, for a total subscription price of $1.00, warrants to acquire 816,716 shares at an exercise price of $1.34 per share ($5.36 per ADS after the modification of the ratio of shares per ADS). Such warrants are exercisable at any time and expire October 26, 2028.

The amounts received from Harbert, net of transaction costs, were allocated to (i) the warrants for an amount of €712,000 ($819,000 using the exchange rate as of October 26, 2018), which was recorded in Other Capital Reserves in shareholders’ equity, and (ii) the liability component for €10.9 million ($12.8 million using the exchange rate as of October 26, 2018).

During the first twelve months, Sequans was only required to make interest payments. Beginning in November 2019, the Company began to make monthly principal and interest payments of €448,000 ($550,000 using the exchange rate as of December 31, 2020) which will continue over the remaining 16 months until April 26, 2022. Interest expense related to the venture debt recorded during the year ended December 31, 2020 amounted to $1,451,000 ($1,796,000 and $327,000 during the years ended December 31, 2019 and 2018, respectively), of which $940,000 was paid in 2020 ($1,209,000 and $226,000 in 2019 and 2018, respectively). Repayments of principal during the year ended December 31, 2020 amounted €4,547,000 ($5,165,000 using the average exchange rate of 2020). In 2019, repayments of principal amounted to €719,000 ($801,000using the average exchange rate of 2019).
Interest-bearing financing of receivablesIn June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers, up to the amount covered by the Company's credit insurance per customer. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales of $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at the rate of 1.60% (LIBOR 3 months +1%) on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2020, $10,421,000 ($4,068,000 at December 31, 2019 and $10,295,000 at December 31, 2018) had been drawn on the line of credit and recorded as a current borrowing.In May 2020, the Company entered into an agreement to finance the 2020 research tax credit receivable as it is earned over the year. At December 31, 2020, the amount financed was $3,807,000, recorded as current liabilities and does not include retention of $485,000, which is expected to be received in 2021 ($363,000) and in 2026 ($122,000). The effective interest rate of 6.23% includes expenses related to the financing.